SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in the trust account	$ 53,011,509	$ 50,880,604	$ 70,418,228
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in the trust account	$ 53,011,509	$ 50,880,604	$ 70,418,228